Share capital, share premium and shares held in treasury	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Share capital, share premium and shares held in treasury

25 Share capital, share premium and shares held in treasury

Accounting policy

Shares of RELX PLC that are repurchased by the respective company and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2018 £m	No. of shares	2017 £m
At start of year	1,123,682,106	162	1,144,122,623	165
Issue of ordinary shares	1,580,885	–	2,019,483	–
Issue of ordinary shares in exchange for RELX NV shares	930,780,110	134
Cancellation of shares	(45,000,000)	(6)	(22,460,000)	(3)
At end of year	2,011,043,101	290	1,123,682,106	162

RELX NV

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2018 €m	No. of shares	2017 €m
At start of year	999,961,098	70	1,019,893,404	71
Issue of ordinary shares	888,128		2,067,694	–
Cancellation of shares	—		(22,000,000)	(1)
Cancellation of ordinary shares on completion of the corporate simplification	(930,780,110)	(65)	—	–
Cancellation of treasury shares on completion of the corporate simplification	(70,069,116)	(5)	—	–
At end of year	–	–	999,961,098	70

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2018 Shares in issue net of treasury shares (millions)	2017 Shares in issue net of treasury shares (millions)
RELX PLC
At start of year	1,123.6	(63.5)	1,060.1	1,080.5
Issue of ordinary shares	1.6	—	1.6	2.0
Issue of ordinary shares in exchange for RELX NV shares	930.8	(3.5)	927.3	–
Repurchase of ordinary shares	—	(26.9)	(26.9)	(23.1)
Net (purchase)/release of shares by the Employee Benefit Trust	—	(0.2)	(0.2)	0.7
Cancellation of shares	(45.0)	45.0	—	–
At end of year	2,011.0	(49.1)	1,961.9	1,060.1
RELX NV
At start of year	1,000.0	(56.4)	943.6	962.2
Issue of ordinary shares	0.9	—	0.9	2.1
Repurchase of ordinary shares	—	(17.5)	(17.5)	(21.4)
Net release of shares by the Employee Benefit Trust	—	0.3	0.3	0.7
Cancellation of ordinary shares on completion of the corporate simplification	(930.8)	3.5	(927.3)	–
Cancellation of treasury shares on completion of the corporate simplification	(70.1)	70.1	—	–
At end of year	—	—	—	943.6

At end of year	2,011.0	(49.1)	1,961.9	2,003.7

During the year, RELX PLC repurchased 26.9m (2017: 23.1m; 2016: 29.2m) RELX PLC ordinary shares for an average price of 1,578p; these shares are held in treasury.

On completion of the corporate simplification RELX NV shares were cancelled and replaced with RELX PLC shares. This amounted to 930,780,110 RELX NV shares being cancelled and the same number of RELX PLC shares issued in exchange. The RELX NV treasury shares were cancelled as part of the simplification. Prior to the corporate simplification, RELX NV repurchased 17.5m (2017: 21.4m; 2016: 26.1m) of RELX NV ordinary shares for an average price of €17.73. These shares were held in treasury until their cancellation.

The total consideration for RELX PLC and RELX NV repurchases was £700m (2017: £700m; 2016: £700m).

The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 2.9m RELX PLC shares for a total cost of £43m (2017: £39m; 2016: £29m). At 31 December 2018, shares held by the Employee Benefit Trust were £90m (2017: £82m; 2016: £81m) at cost.

The issue of ordinary shares in the year relates to the exercise of share options. Details of share option and conditional share schemes are set out in note 7 on page 137.

All of the RELX PLC ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

At 31 December 2018, RELX PLC shares held in treasury related to 7,130,366 (2017: 3,493,817; 2016: 4,229,442) RELX PLC ordinary shares held by the Employee Benefit Trust; and 42,023,020 (2017: 60,077,786; 2016: 59,415,287) .During December 2018, 45m (2017: 22.5m; 2016: £33.7m) RELX PLC ordinary shares held in treasury were cancelled.

On 7 December 2018, RELX PLC announced a non-discretionary programme to repurchase further ordinary shares up to the value of £100m. At 31 December 2018, an accrual of £100m was recognised in respect of this non-discretionary commitment. A further 6.0m RELX PLC ordinary shares ordinary shares have been repurchased in January and February 2019 under this programme.